Acquisitions Of Multifamily Apartment Communities And Undeveloped Land (Business Acquisition, Pro Forma Information) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Acquisitions Of Multifamily Apartment Communities And Undeveloped Land [Abstract]
Pro forma revenue	$ 8,797,751	$ 5,814,016	$ 23,242,781	$ 16,139,598
Pro forma income (loss) from continuing operations	$ 371,168	$ (3,287,570)	$ (9,258,414)	$ (8,858,362)